SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Total Share-Based Compensation Expense

The total share-based compensation expense related to all of the Company's equity-based awards, which include options, RSUs and employee stock purchase rights issued pursuant to the Company's Employee Share Purchase Plan (“ESPP”) and recognized for the years ended December 31, 2018, 2019 and 2020 was comprised as follows:

	Year ended December 31,
	2020	2019	2018

Cost of revenues	$9,127	$5,854	$4,418
Research and development	76,882	56,161	39,417
Sales and marketing	22,845	18,458	9,770
General and administrative	38,458	28,864	18,725

Total share-based compensation expense	$147,313	$109,337	$72,330

Schedule of Stock Options Granted to Employees Activity

A summary of the activity in options granted to employees for the year ended December 31, 2020 is as follows:

	Number of options	Weighted average exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value

Balance at December 31, 2019	7,438,119	$37.53	5.49	$631,994

Granted	715,247	$155.62
Exercised	(3,493,875)	$12.59
Forfeited	(41,111)	$80.18

Balance at December 31, 2020	4,618,380	$74.31	6.74	$812,500

Exercisable at December 31, 2020	2,844,347	$50.61	5.80	$567,048

Vested and expected to vest at December 31, 2020	4,530,353	$73.56	6.71	$800,307

Schedule of Stock Option Valuation Assumptions - Compensation to Employees

The following table set forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2018, 2019 and 2020:

	Year ended December 31,
	2020	2019	2018

Expected volatility	42.26%-49.24%	42.60%-45.24%	45.19%-46.64%
Expected dividends	0%	0%	0%
Expected term (in years)	4.84-4.99	4.94 -4.99	5.17 -7.53
Risk free rate	0.25%-1.40%	1.51%-2.47%	2.59%-3.03%

Summary of Options Data

A summary of options data for the years ended December 31, 2018, 2019 and 2020, is as follows:

	Year ended December 31,
	2020	2019	2018

Weighted-average grant date fair value of options granted	$68.91	$53.67	$34.93
Total intrinsic value of the options exercised	$436,187	$128,003	$137,448
Total fair value of shares vested	$40,367	$33,316	$27,629

Schedule of Options Outstanding and Exercisable

The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2020:

Exercise price (range)	Options outstanding as of December 31, 2020	Weighted average remaining contractual term	Options exercisable as of December 31, 2020	Weighted average remaining contractual term
		(years)		(years)

0-19.79	451,409	2.91	442,098	2.80
19.8-21.13	586,121	4.67	586,121	4.67
21.14-51.32	326,467	5.17	300,362	5.09
51.33-56.61	451,958	6.12	404,324	6.12
56.62-61.75	741,489	7.12	430,890	7.12
61.76-101.67	407,639	7.57	218,296	7.39
101.68-102.67	736,632	8.12	305,214	8.12
102.68-142.09	266,061	8.55	88,162	8.35
142.1-143.13	544,383	9.14	57,108	9.14
143.14-286.29	106,221	9.51	11,772	9.06

	4,618,380	6.74	2,844,347	5.80

Schedule Stock Options Outstanding and Exercisable to Non-Employees

The following table summarizes information about the Company's outstanding and exercisable options to purchase ordinary shares granted to non-employees consultants as of December 31, 2020:

Grant Date	Options outstanding as of December 31, 2020	Exercise price	Exercisable as of December 31, 2020	Exercisable through
		$

January 9, 2013	3,400	2.34	3,400	January 9, 2023

Schedule of Stock Option Valuation Assumptions - Non-Employees

The following table set forth the parameters used in computation of the employee stock purchase plan for the years ended December 31, 2018, 2019 and 2020:

	Year ended December 31,
	2020	2019	2018

Expected volatility	34.52%-83.3%	31.88%-54.49%	39.9%-41.2%
Expected dividends	0%	0%	0%
Expected term (in years)	0.5	0.5	0.5
Risk free rate	0.13%-0.95%	1.89%-2.52%	1.85%-2.28%

Schedule of Restricted Stock Unit Activity

f.A summary of RSU activity for the year ended December 31, 2020, is as follows:

	Number of shares	Weighted average grant date fair value per share
		$
Unvested as of December 31, 2019	2,124,430	$98.50
Granted	1,054,030	$199.80
Vested	(956,651)	$93.16
Forfeited	(143,382)	$120.44

Unvested as of December 31, 2020	2,078,427	$150.87